Contract Assets - Schedule of Contract Assets Net of Allowance For Credit Loss (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Contract Assets Net of Allowance for Credit Loss [Abstract]
Contract assets	$ 748,143	$ 559,057
Less: allowance for expected credit loss	(8,530)	(5,839)
Total	$ 739,613	$ 553,218